Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (11,690,098)	$ (586,895)	$ (957,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	6,430,158
Depreciation and amortization	69,929	60,462	53,042
Bad debt expense		506	19,411
Accretion expense	139,974	92,375	45,069
Government grant	(51,410)	(92,774)
Acquisition expense	2,019,739
Changes in operating assets and liabilities:
Trade and other receivables	24,215	(99,152)	339,624
Prepaid expenses and other assets	(833,556)	(2,510)	111
Accounts payable and accrued liabilities	670,725	160,476	87,419
Deferred revenue		(1,225)	(4,116)
Net cash used in operating activities	(3,220,324)	(468,737)	(416,495)
CASH FLOWS FROM INVESTING ACTIVITIES
Reverse acquisition – cash on hand at closing	1,219,856
Purchase of property and equipment	(16,705)	(9,685)
Net cash provided by (used in) Investing Activities	1,203,151	(9,685)
Cash Flows From Financing Activities
Sale of ordinary shares	10,425,160
Proceeds from the conversion of debt	7,673
Proceeds from convertible debt		11,414	450,143
Proceeds from loans payable	2,305	25,334	4,265
Proceeds from silent partnerships	236,636	398,811
Repayment of loans payable	(11,832)
Repayment of lease obligations	(49,408)	(38,878)	(30,413)
Net cash provided by financing activities	10,610,534	396,681	423,995
Effect of movements in exchange rates	11,613	721	(33,442)
Net change in cash	8,604,974	(81,741)	7,500
Cash at beginning of period	122,568	203,588	229,530
Cash at end of period	8,727,542	122,568	203,588
Non Cash Investing And Financing Activities
Interest paid	46,240	23,522	156,867
Right of use asset additions	32,353	12,120
Issuance of common stock for share exchange	3,216,649
Issuance of common stock for conversion of debt and accrued interest	$ 508,237